Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 6,565	¥ 8,625
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	6,565	8,625
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(4,611)	(6,323)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(557)	(588)
Derivative assets, Net amounts	[1]	1,397	1,714
Receivables under resale agreements, Gross amounts recognized	[1]	16,933	11,623
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	16,933	11,623
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(15,890)	(10,478)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,043	1,145
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,408	2,694
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	2,408	2,694
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,355)	(2,621)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	53	73
Financial assets, Gross amounts recognized, Total	[1]	25,906	22,942
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	25,906	22,942
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(22,856)	(19,422)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(557)	(588)
Financial assets, Net amounts, Total	[1]	2,493	2,932
Derivative liabilities, Gross amounts recognized	[1]	6,157	8,252
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	6,157	8,252
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(4,348)	(6,033)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(748)	(933)
Derivative liabilities, Net amounts	[1]	1,061	1,286
Payables under repurchase agreements, Gross amounts recognized	[1]	22,278	18,607
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	22,278	18,607
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(21,471)	(17,979)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	807	628
Payables under securities lending transactions, Gross amounts recognized	[1]	1,441	1,208
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,441	1,208
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,221)	(953)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	220	255
Financial liabilities, Gross amounts recognized, Total	[1]	29,876	28,067
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	29,876	28,067
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(27,040)	(24,965)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(748)	(933)
Financial liabilities, Net amounts, Total	[1]	¥ 2,088	¥ 2,169

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥8,168 billion and ¥7,652 billion, respectively, at March 31, 2021, and ¥6,256 billion and ¥5,808 billion, respectively, at September 30, 2021.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,551 billion and ¥18,321 billion, respectively, at March 31, 2021, and ¥15,957 billion and ¥21,817 billion, respectively, at September 30, 2021.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,694 billion and ¥958 billion, respectively, at March 31, 2021, and ¥2,408 billion and ¥1,229 billion, respectively, at September 30, 2021.